As filed with the Securities and Exchange Commission on August 16, 2011

Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2011
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (10.08%) (1)
$200,000,000	Anglesea Funding LLC	07/05/11	0.25%	$199,994,222
200,000,000	Chesham Finance LLC	07/05/11	0.25	199,994,445
400,000,000	Total Asset Backed Commercial Paper			399,988,667

COMMERCIAL PAPER (13.52%)
$40,000,000	BG Energy Finance Inc.	08/12/11	0.25%	$39,988,333
32,700,000	BG Energy Finance Inc.	09/26/11	0.31	32,675,502
100,000,000	Danske Corporation	07/07/11	0.31	99,994,834
100,000,000	Intesa Funding LLC	07/25/11	0.33	99,978,000
100,000,000	Province of Ontario (Canada)	09/23/11	0.10	99,976,667
75,000,000	Santander Commercial Paper, S.A. Unipersonal	07/18/11	0.40	74,985,833
50,000,000	Santander Commercial Paper, S.A. Unipersonal	07/19/11	0.40	49,990,000
38,900,000	Santander Commercial Paper, S.A. Unipersonal	08/01/11	0.43	38,885,596
536,600,000	Total Commercial Paper			536,474,765

EURODOLLAR CERTIFICATES OF DEPOSIT (1.89%)
$75,000,000	National Australia Bank LTD	09/01/11	0.20%	$75,000,645
75,000,000	Total Eurodollar Certificates of Deposit			75,000,645

TIME DEPOSIT (16.40%)
$91,000,000	Citibank, N.A.	07/01/11	0.07%	$91,000,000
95,000,000	Commerzbank A.G.	07/01/11	0.01	95,000,000
185,000,000	National Bank of Canada	07/01/11	0.03	185,000,000
115,000,000	Royal Bank of Canada	07/01/11	0.02	115,000,000
165,000,000	Union Bank of Switzerland A.G.	07/01/11	0.02	165,000,000
651,000,000	Total Time Deposit			651,000,000

VARIABLE RATE DEMAND INSTRUMENTS (0.78%) (2)
$700,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.35%	$700,000
870,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.24	870,000
2,580,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.24	2,580,000
2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.22	2,710,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.16	700,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.24	1,800,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.30	2,500,000
5,060,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.17	5,060,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.55	6,900,000
7,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.40	7,380,000
31,200,000	Total Variable Rate Demand Instruments			31,200,000

YANKEE CERTIFICATES OF DEPOSIT (57.22%)
$100,000,000	Banco Bilbao Vizcaya Argentaria S.A.	07/11/11	0.36%	$100,000,278
100,000,000	Bank of Montreal	07/05/11	0.06	100,000,000
150,000,000	Bank of Nova Scotia	09/21/11	0.17	150,000,000
50,000,000	Bank of Nova Scotia	08/09/11	0.15	50,002,706
125,000,000	Barclays Bank PLC (3)	02/09/12	0.43	125,000,000
30,000,000	Barclays Bank PLC	07/29/11	0.25	30,017,234
78,500,000	BNP Paribas S.A.	07/21/11	0.33	78,523,002
100,000,000	Canadian Imperial Bank of Commerce (4)	11/28/11	0.23	100,000,000
38,000,000	Credit Agricole CIB	08/10/11	0.22	38,000,000
100,000,000	Credit Industrial et Commercial	09/02/11	0.30	100,010,486
85,000,000	Credit Industrial et Commercial	07/11/11	0.40	85,001,412
67,000,000	KBC Bank N.V.	09/29/11	0.40	67,004,997
175,000,000	Landesbank Hessen-Thueringen Girozentrale	08/16/11	0.29	175,002,235
160,000,000	Lloyds TSB Bank PLC	10/25/11	0.34	160,000,000
42,000,000	Lloyds TSB Bank PLC	12/28/11	0.42	42,020,893
45,000,000	National Australia Bank LTD	10/04/11	0.18	45,001,187
100,000,000	Rabobank Nederland	08/15/11	0.21	100,001,247
65,000,000	Skandinav Enskilda Banken	07/11/11	0.28	65,000,541
50,000,000	Skandinav Enskilda Banken	09/07/11	0.33	50,000,000
38,000,000	Skandinav Enskilda Banken	08/05/11	0.34	38,000,737
45,000,000	Skandinav Enskilda Banken	08/02/11	0.42	45,001,194
95,000,000	Societe Generale S.A.	08/22/11	0.24	94,999,999
40,000,000	Svenska Handelsbanken A.B.	09/02/11	0.19	40,000,349
37,000,000	Svenska Handelsbanken A.B.	07/13/11	0.21	37,000,000
31,000,000	Svenska Handelsbanken A.B.	09/15/11	0.19	30,999,672
150,000,000	Toronto-Dominion Bank	09/22/11	0.15	150,000,000
174,000,000	UniCredit Bank AG	07/06/11	0.30	174,000,241
2,270,500,000	Total Yankee Certificates of Deposit			2,270,588,410

U.S. GOVERNMENT MEDIUM TERM NOTES (0.11%)
$4,232,524	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.18%	$4,232,524
4,232,524	Total U.S. Government Medium Term Notes			4,232,524

	Total Investments (100.00%) (cost $3,968,485,011†)			3,968,485,011
	Liabilities in excess of cash and other assets (0.00%)			(70,669)
	Net Assets (100.00%)			$3,968,414,342

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 1,567,968,824 shares outstanding			$ 1.00
	Institutional Class, 414,989,226 shares outstanding			$ 1.00
	Institutional Service Shares, 127,639,888 shares outstanding			$ 1.00
	Investor, 195,247,400 shares outstanding			$ 1.00
	Option Xpress Class, 281,346,187 shares outstanding			$ 1.00
	Pinnacle, 247,249,227 shares outstanding			$ 1.00
	Retail Class, 808,218,540 shares outstanding			$ 1.00
	Short Term Income Shares, 327,345,377 shares outstanding			$ 1.00
Footnotes

(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended.
The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $399,988,667, which represented 10.08% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

	(3) The interest rate is adjusted monthly based upon three month LIBOR plus 0.16%.
	(4) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.04%.

Key

IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2011
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Repurchase Agreements (76.81%)
$133,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 06/30/11, repurchase proceeds at maturity $133,000,037 (Collateralized by $1,576,672,024 GNMA, 0.6102% to 7.5144%, due 03/20/26 to 03/20/61, value $135,660,000)	07/01/11	0.01%	$133,000,000
237,000,000	BNY Mellon Capital Market, LLC, purchased on 06/30/11, repurchase proceeds at maturity $237,000,593 (Collateralized by $227,575,071, GNMA, 4.000% to 5.000%, due 06/15/41 to 06/20/41, value $241,740,000)	07/01/11	0.09	237,000,000
100,000,000	BNP Paribas Securities Corp., purchased on 06/30/11, repurchase proceeds at maturity $100,000,028 (Collateralized by $119,034,835, GNMA, 4.500% to 5.500%, due 08/15/39 to 04/15/40, value $102,000,000)	07/01/11	0.01	100,000,000
225,000,000	Goldman, Sachs & Co., purchased on 06/30/11, repurchase proceeds at maturity $225,000,125 (Collateralized by $1,858,080,259, GNMA 0.000% to 7.9144%, due 06/20/22 to 05/20/41, value $229,500,001)	07/01/11	0.02	225,000,000
125,000,000	J. P. Morgan Securities LLC., purchased on 06/30/11, repurchase proceeds at maturity $125,000,035 (Collateralized by $356,361,548 GNMA, 2.625% to 9.000%, due 09/15/11 to 12/15/52, value $127,500,342)	07/01/11	0.01	125,000,000
820,000,000	Total Repurchase Agreements			820,000,000

U.S. Government Obligations (23.36%)
$19,000,000	U.S. Treasury Bill	09/22/11	0.25%	$18,989,158
15,000,000	U.S. Treasury Bill	09/22/11	0.25	14,991,527
10,000,000	U.S. Treasury Bill	11/17/11	0.28	9,989,382
20,000,000	U.S. Treasury Bill	02/09/12	0.30	19,962,524
25,000,000	U.S. Treasury Note	07/31/11	0.31	25,014,202
10,000,000	U.S. Treasury Note	09/30/11	0.24	10,018,829
10,000,000	U.S. Treasury Note	09/30/11	0.25	10,018,720
20,000,000	U.S. Treasury Note	10/31/11	0.25	20,049,938
40,000,000	U.S. Treasury Note	10/31/11	0.28	40,095,312
50,000,000	U.S. Treasury Note	11/30/11	0.19	50,116,276
20,000,000	U.S. Treasury Note	12/15/11	0.32	20,073,728
10,000,000	U.S. Treasury Note	01/31/12	0.31	10,033,258
249,000,000	Total U.S. Government Obligations			249,352,854

	Total Investments (100.17%) (Cost $1,069,352,854†)			1,069,352,854
	Liabilities in excess of cash and other assets (-0.17%)			(1,781,489)
	Net Assets (100.00%)			$1,067,571,365

	Institutional Class, 456,426,300 shares outstanding			$ 1.00
	Institutional Service Shares, 229,409,828 shares outstanding			$ 1.00
	Investor, 203,929,814 shares outstanding			$ 1.00
	Pinnacle, 15,090,647 shares outstanding			$ 1.00
	Retail Class, 15,273,796 shares outstanding			$ 1.00
	Short Term Income Shares, 147,419,628 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2011
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (9.92%) (1)
$30,000,000	Straight-A-Funding LLC	07/05/11	0.20%	$29,999,333
60,000,000	Straight-A-Funding LLC	07/13/11	0.19	59,996,200
30,000,000	Straight-A-Funding LLC	09/22/11	0.16	29,988,933
120,000,000	Total Asset Back Commercial Paper			119,984,466

Floating Rate Securities (13.88%)
$30,000,000	Federal Agricultural Mortgage Corporation	08/01/11	0.20%	$30,000,000
25,000,000	Federal Agricultural Mortgage Corporation	08/05/11	0.12	25,000,000
20,000,000	Federal Agricultural Mortgage Corporation	10/03/11	0.14	20,000,000
25,000,000	Federal Agricultural Mortgage Corporation	01/25/12	0.17	25,000,000
25,000,000	Federal Farm Credit Bank	04/20/12	0.09	25,000,000
2,810,117	Overseas Private Investment Corporation	07/20/11	0.58	2,810,117
10,000,000	Overseas Private Investment Corporation	06/15/17	0.12	10,000,000
30,000,000	Overseas Private Investment Corporation	12/15/19	0.12	30,000,000
167,810,117	Total Floating Rate Securities			167,810,117

Loan Participations (4.55%)
$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	09/09/11	0.40%	$30,000,000
25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	09/19/11	0.35	25,000,000
55,000,000	Total Loan Participations			55,000,000

Repurchase Agreements (45.90%)
$150,000,000	Annaly Capital Management, Inc., purchased on 06/30/11, repurchase proceeds at maturity $150,001,000 (Collateralized by $453,837,639, FMAC, 0.748% to 6.139%, due 04/15/32 to 04/01/38, value $89,530,404 FMNA, 2.248% to 7.000%, due 06/01/14 to 07/01/50, value $67,969,596)	07/01/11	0.24%	$150,000,000
53,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 06/30/11, repurchase proceeds at maturity $53,000,015 (Collateralized by $96,366,800, GNMA, 4.000% to 8.500%, due 11/15/24 to 06/20/41, value $54,060,000)	07/01/11	0.01	53,000,000
95,000,000	BNY Mellon Capital Markets, LLC, purchased on 06/30/11, repurchase proceeds at maturity $95,000,501 (Collateralized by $120,710,643, FMAC, 3.500% to 5.500%, due 01/01/20 to 02/01/41, value $16,949,788, FNMA, 3.000% to 6.000%, due 04/01/18 to 06/01/41, value $79,950,212)	07/01/11	0.19	95,000,000
107,000,000	BNY Mellon Capital Markets, LLC, purchased on 06/30/11, repurchase proceeds at maturity $107,000,270 (Collateralized by $109,154,397, GNMA, 3.500% to 6.000%, due 02/20/22 to 06/15/41, value $109,140,000)	07/01/11	0.09	107,000,000
100,000,000	J.P. Morgan Securities LLC, purchased on 06/30/11, repurchase proceeds at maturity $100,000,028 (Collateralized by $149,554,604, GNMA, 3.500% to 8.500%, due 11/15/14 to 06/15/52, value $102,004,962)	07/01/11	0.01	100,000,000
50,000,000	UBS Securities, LLC, purchased on 06/30/11, repurchase proceeds at maturity $50,000,056 (Collateralized by $51,103,300 USTR, 0.000%, due 06/28/12, value $51,000,071)	07/01/11	0.04	50,000,000
555,000,000	Total Repurchase Agreements			555,000,000

U.S. Government Agency Discount Notes (17.04%)
$25,000,000	Federal Agricultural Mortgage Corporation	12/13/11	0.34%	$24,961,042
5,000,000	Federal Agricultural Mortgage Corporation	01/17/12	0.33	4,991,111
30,000,000	Federal Home Loan Bank	07/06/11	0.00	29,999,996
130,235,000	Federal Home Loan Bank	07/22/11	0.01	130,234,620
5,000,000	Federal Home Loan Bank	07/25/11	0.22	4,999,267
930,000	Federal Home Loan Bank	09/01/11	0.30	929,519
10,000,000	Federal Home Loan Mortgage Corporation	12/01/11	0.20	9,991,500
206,165,000	Total U.S. Government Agency Discount Notes			206,107,055

U.S. Government Agency Medium Term Notes (8.83%)
$5,000,000	Federal Home Loan Bank	07/19/11	0.26%	$5,001,241
10,000,000	Federal Home Loan Bank	09/09/11	0.31	10,089,604
15,000,000	Federal Home Loan Bank	10/28/11	0.30	14,996,903
10,000,000	Federal Home Loan Bank	11/04/11	0.31	9,998,364
16,630,000	Federal Home Loan Bank	11/25/11	0.32	16,660,840
5,000,000	Federal Home Loan Bank	12/28/11	0.30	5,017,184
5,000,000	Federal Home Loan Bank	03/07/12	0.26	4,999,508
30,000,000	Federal Home Loan Bank	04/27/12	0.41	30,000,000
10,000,000	Federal National Mortgage Association	11/23/11	0.28	10,028,545
106,630,000	Total U.S. Government Agency Medium Term Notes			106,792,189

	Total Investments (100.12%) (Cost $1,210,693,827†)			1,210,693,827
	Liabilities in excess of cash and other assets (-0.12%)			(1,465,245)
	Net Assets (100.00%)			$1,209,228,582

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 900,399,827 shares outstanding			$ 1.00
	Institutional Class, 11,171,395 shares outstanding			$ 1.00
	Institutional Service Shares, 63,381,741 shares outstanding			$ 1.00
	Retail Class, 234,385,338 shares outstanding			$ 1.00

FOOTNOTES:
1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $119,984,466, which represented 9.92%
of the Portfolio's net assets.  Unless otherwise indicated, these securities are not considered to be illiquid.

KEY:
	FMAC= Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30,2011
(UNAUDITED)

					Ratings (1)
		Maturity	Interest	Value		Standard
Face Amount		Date	Rate	(Note 1)	Moody’s	& Poor’s

Put Bonds (2) (3.63%)
$1,350,000	Glendale River Hills School District, WI TRAPN R-2 (4)	08/17/11	0.80%	$1,350,345
740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95	740,000	P-1	A-1+
12,020,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95	12,020,000	P-1	A-1+
14,110,000	Total Put Bonds			14,110,345

Tax Exempt Commercial Paper (3.57%)
$3,850,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	07/06/11	0.20%	$3,850,000	VMIG-1	A-1+
10,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	08/03/11	0.33	10,000,000	P-1	A-1+
13,850,000	Total Tax Exempt Commercial Paper			13,850,000

Tax Exempt Obligation Notes and Bonds (20.14%)
$4,000,000	City of Fitchburg, MA GO BAN	06/29/12	0.70%	$4,021,700	MIG-1
980,000	City of Pittsfield, MA GO BAN Series A	01/27/12	0.75	983,063	MIG-1
1,391,000	City of Pittsfield, MA GO BAN Series B	01/27/12	0.75	1,394,959	MIG-1
8,000,000	City School District of the City of Elmira, Chemung County, NY RAN 2011 Series C (4)	01/23/12	0.85	8,017,860
2,500,000	City School District of the City of Schenectady, Schenectady County, NY GO RAN 2010 (4)	08/31/11	0.84	2,500,660
10,000,000	City School District of the City of Schenectady, Schenectady County, NY GO BAN 2011 (4)	07/06/12	1.00	10,049,500
4,255,000	D.C. Everest Area School District, WI TRAPN (4)	10/28/11	0.70	4,259,135
4,000,000	Deposit Central School District Broome and Delaware Counties, NY BAN 2011 (4)	06/28/12	0.98	4,010,592
5,000,000	Evans-Brant (Lake Shore) Central School District Erie County, NY BAN 2010	10/25/11	0.70	5,004,732		A-1
1,200,000	Mayfield City School District, OH BAN Series 2011 (4)	06/28/12	0.75	1,210,331
2,250,000	Merrill Area Public School District, WI TRAPN (4)	10/04/11	0.70	2,251,739
875,000	Merton Community School District, WI TRAPN (4)	10/25/11	0.75	875,690
1,600,000	Necedah Area School District Juneau County, WI TRAPN (4)	10/25/11	0.83	1,600,854
1,100,000	Northland Pines School District, WI TRAPN (4)	10/12/11	0.70	1,100,923
750,000	Salem School District, WI TRAPN (4)	08/30/11	0.74	750,319
2,150,000	School District of Ashland, WI TRAPN (4)	08/30/11	0.70	2,151,052
1,500,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN (4)	09/20/11	0.78	1,502,375
1,600,000	School District of Kewaskum, WI TRAPN (4)	08/30/11	0.75	1,600,652
2,250,000	School District of Milton, WI TRAPN (4)	09/21/11	0.70	2,251,503
4,100,000	School District of New Richmond, WI TRAPN (4)	08/30/11	0.77	4,101,542
3,250,000	School District of Somerset, WI TRAPN (4)	10/28/11	0.78	3,252,310
1,750,000	School District of Three Lakes, WI TRAN (4)	08/22/11	0.75	1,750,620
2,250,000	School District of West De Pere Brown and Outagamie Counties, WI TRAPN (4)	09/29/11	0.65	2,251,925
1,000,000	Teays Valley Local School District, OH BAN (Pickaway County) - Series 2011 (4)	02/16/12	0.65	1,005,630
2,374,570	Town of Ayer, MA GO BAN (4)	06/29/12	0.70	2,387,448
1,115,000	Town of Franking, MA GO BAN (4)	05/02/12	0.79	1,121,561
933,000	Town of Nahant, MA GO BAN (4)	10/13/11	0.85	933,394
1,300,000	Town of Nahant, MA GO RAN Series A (4)	05/15/12	0.70	1,306,058
2,400,000	Unified School District of Antigo, WI TRAPN (4)	10/28/11	0.83	2,401,319
1,100,000	Verona Area School District, WI TRAPN (4)	08/23/11	0.75	1,100,396
1,050,000	Wrightstown Community School District Brown, Outagamie and Calumet Counties, WI TRAN (4)	09/30/11	0.73	1,050,700
78,023,570	Total Tax Exempt Obligation Notes and Bonds			78,200,542

Tax Exempt Variable Rate Demand Instruments (5) (79.24%)
$1,910,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wells Fargo Bank, N.A.	08/01/32	0.28%	$1,910,000	P-1	A-1+
6,890,000	California Health Facilities Financing Authority Hospital RB (Adventist Health System/West) - Series 2002A LOC Wachovia Bank, N.A.	09/01/25	0.02	6,890,000	VMIG-1
1,000,000	California Health Facilities Financing Authority Hospital RB (Adventist Health System/West) - Series 2002B LOC Wachovia Bank, N.A.	09/01/25	0.02	1,000,000	VMIG-1
4,200,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.18	4,200,000	VMIG-1
1,985,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) -Series 2008 - 1 VV LOC Branch Banking And Trust Company	01/01/27	0.11	1,985,000	VMIG-1
3,000,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006A LOC Union Bank of Switzerland	04/01/41	0.03	3,000,000	VMIG-1
475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.09	475,000	VMIG-1	A-1+
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.16	750,000		A-1+
1,620,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.10	1,620,000
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.09	2,315,000		A-1+
3,525,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.15	3,525,000	VMIG-1
400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.09	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.10	1,500,000		A-1+
1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) -Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.08	1,200,000	VMIG-1
4,920,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.32	4,920,000
1,000,000	City of New York Fiscal 2004 Adjustable Rate Series A-3 LOC Morgan Stanley Bank, N.A.	08/01/31	0.05	1,000,000	VMIG-1	A-1+
300,000	City of New York Fiscal 2004 Adjustable Rate Series H-7 LOC KBC Bank, N.A.	03/01/34	0.03	300,000	VMIG-1	A-1
875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.08	875,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) - Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.27	1,175,000
4,000,000	City of Valdez, AL Marine Terminal Revenue Refunding Bonds (Exxon Pipeline Company Project) Series 1993A	12/01/33	0.02	4,000,000	VMIG-1	A-1+
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.11	4,600,000
3,290,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.09	3,290,000		A-1+
2,175,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.09	2,175,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.10	3,000,000		A-1+
1,110,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) - Series 2004 (4) LOC Bank of Montreal	09/01/29	0.26	1,110,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.10	700,000	VMIG-1	A-1+
2,120,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.15	2,120,000
3,565,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.23	3,565,000		A-1+
1,630,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.17	1,630,000	VMIG-1
6,450,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.09	6,450,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (3) (4) (Intel Corporation Project) LOC Deutsche Bank, A.G	12/01/37	0.10	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.17	1,900,000	VMIG-1
10,930,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.16	10,930,000		A-1+
1,380,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.09	1,380,000		A-1+
1,900,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.13	1,900,000		A-1+
3,000,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) -Series 1989	11/01/19	0.02	3,000,000	P-1	A-1+
9,500,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.14	9,500,000		A-1+
1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.17	1,050,000	P-1	A-1+
1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.11	1,750,000		A-1+
1,700,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.27	1,700,000	P-1	A-1+
3,300,000	Highlands County, HFA RB (Adventist Health System/Sunbelt, Inc. Account Receivable Program) - Series 2009A (4) LOC PNC Bank, N.A	11/15/27	0.08	3,300,000
900,000	Hospital Authority of Hall County and City of Gainesville RAC (Northeast Georgia Health System, Inc. Project) - Series 2008A LOC Wells Fargo Bank	05/15/26	0.03	900,000		A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.09	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.28	3,000,000		A-1
1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.08	1,900,000	VMIG-1	A-1+
3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A.	04/01/31	0.08	3,000,000	VMIG-1	A-1+
1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) - Series 2008 (3)	12/01/38	0.09	1,000,000	VIMG1	A-1
1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal RB (Alabama Power Company Gaston Plant Project) - Series 2008 (3)	12/01/30	0.09	1,000,000	VMIG-1	A-1
3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.08	3,700,000		A-1+
2,300,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.27	2,300,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.06	1,700,000		A-1+
2,500,000	Lincoln County, WY PCRB (Exxon Project) - Series 1985	08/01/15	0.02	2,500,000		A-1+
8,000,000	Lincoln County, WY PCRB (Exxon Project) - Series 1987B (3)	07/01/17	0.02	8,000,000	P-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.04	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.09	406,000		A-1+
1,830,000	Massachusetts HEFA RB (Pool Loan Program Issue) - Series N LOC TD Banknorth, N.A.	02/01/38	0.05	1,830,000		A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.06	1,900,000		A-1+
6,760,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.13	6,760,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.09	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.26	1,260,000
10,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2009F	12/01/30	0.03	10,510,000	P-1	A-1+
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.13	3,450,000		A-1+
5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.13	5,545,000		A-1+
1,980,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.13	1,980,000		A-1+
2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.23	2,700,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.06	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.07	2,000,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A	07/01/31	0.06	700,000	VMIG-1	A-1+
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collaterized by Federal National Mortgage Association	09/15/28	0.09	3,500,000		A-1+
2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) - Series 2004A LOC Citibank, N.A.	12/01/34	0.06	2,985,000		A-1
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.08	4,575,000	VMIG-1	A-1+
2,255,000	New York City Transitional Finance Authority , NYC Recovery Bonds Fiscal 2003 Series 3 Subseries 3F	11/01/22	0.03	2,255,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.07	5,000,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.10	1,000,000		A-1+
8,000,000	Parish of St. James, State of Louisiana Pollution Control RRB (Texaco Project) - Series 1988B LOC Chevron Corporation	07/01/12	0.04	8,000,000	P-1	A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.13	3,500,000		A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.12	2,000,000	VMIG-1	A-1+
2,300,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.14	2,300,000	P-1	A-1+
1,000,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.23	1,000,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.20	100,000		A-1+
715,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC PNC Bank, N.A	12/01/16	0.42	715,000
1,200,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.17	1,200,000
1,100,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.17	1,100,000
5,000,000	State of California GO (Kindergarten University- Public Education Facilities) - Series 2004A3 LOC State Street Bank & Trust Company/ California State Teachers Retirement System	05/01/34	0.03	5,000,000	VMIG-1	A-1+
2,745,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.17	2,745,000	VMIG-1
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.03	6,100,000	VMIG-1	A-1+
8,000,000	State of Connecticut HEFA RB (Yale University Issue) - Series V-2	07/01/36	0.02	8,000,000	VMIG-1	A-1+
1,265,000	State of Connecticut HEFA RB (Yale University Issue) - Series Y-2	07/01/35	0.02	1,265,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.10	300,000	VMIG-1
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.10	1,800,000		A-1+
1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.10	1,805,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.03	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.08	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.08	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.15	800,000	VMIG-1
4,000,000	The City of New York, NY 2006 Series H Subseries H1/H2 LOC Dexia CLF	01/01/36	1.75	4,000,000	VMIG-1	A-1
1,000,000	The City of New York, NY 2008 Series J Subseries J-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/24	0.07	1,000,000	VMIG-1	A-1
3,900,000	The City of New York, NY 2008 Series J Subseries J-8 LOC Landesbank Baden – Wurttemberg	08/01/21	0.10	3,900,000	VMIG-1
5,000,000	The City of New York, NY GO Fiscal 2008 Series L-4 LOC U.S. Bank, N.A.	04/01/38	0.02	5,000,000	VMIG-1	A-1
5,565,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.13	5,565,000	VMIG-1
3,000,000	The Industrial Development Board of the City of Mobile, AL RB (Alabama Power Company Barry Plant Project) - Series 2001B (3)	09/01/31	0.09	3,000,000	VMIG-1
1,170,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.13	1,170,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.18	1,000,000		A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001B	12/01/25	0.04	265,000	VMIG-1	A-1+
1,160,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.21	1,160,000
5,700,000	Utah Transit Authority Series 2006A LOC Fortis Bank S.A./N.V.	06/15/36	0.05	5,700,000	VMIG-1	A-1+
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.15	2,700,000	VMIG-1
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.10	1,200,000	VMIG-1
307,721,000	Total Tax Exempt Variable Rate Demand Instruments			307,721,000

Tax Exempt Variable Rate Demand Instruments -Private Placements (5) (0.24%)
$937,500	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$937,500	P-1	A-1+
937,500	Tax Exempt Variable Rate Demand Instruments -Private Placements			937,500

	Total Investments (106.82%) (Cost $414,819,387†)			414,819,387
	Liabilities in excess of cash and other assets (-6.82%)			(26,487,918)
	Net Assets (100.00%)			$388,331,469

	Advantage Shares, 192,301,569 shares outstanding			$ 1.00
	Institutional Class, 5,251,824 shares outstanding			$ 1.00
	Retail Class, 138,870,535 shares outstanding			$ 1.00
	Short Term Income Shares, 52,127,730 shares outstanding			$ 1.00
	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	2)The maturity date indicated for the put bonds is the next put date.

	3)Security subject to alternative minimum tax.

	4)Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
The rate shown is the rate in effect at the date of this statement.

KEY:
	BAN = Bond Anticipation Note	LOC = Letter of Credit
	EDA = Economic Development Authority	MHRB = Multi-Family Housing Revenue Bond
	EDFA = Economic Development Finance Authority	PCFA = Pollution Control Finance Authority
	EDRB = Economic Development Revenue Bond	PCRB = Pollution Control Revenue Bond
	GO = General Obligation	RAC = Revenue Anticipation Certificates
	HEFA = Health and Education Facilities Authority	RAN = Revenue Anticipation Note
	HFA = Housing Finance Authority	RB = Revenue Bond
	HFC = Housing Finance Commission	ROC = Reset Option Certificates
	IDA = Industrial Development Authority	RRB = Revenue Refunding Bonds
	IDRB = Industrial Development Revenue Bond	SPEARs = Short Puttable Exempt Receipts
	LIFERs = Long Inverse Floating Exempt Receipts	TRAPN = Tax and Revenue Anticipation Promissory Note
		TRAN = Tax and Revenue Anticipation Note

DAILY INCOME FUND
RNT NATIXIS LIQUID PRIME PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30,2011
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (49.81%)
$5,500,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 06/30/11, repurchase proceeds at maturity $5,500,002 (Collateralized by $42,205,103, GNMA, 2.625%, due 09/20/34 to 07/20/35, value $5,610,000)	07/01/11	0.01%	$5,500,000
30,000,000	BNY Mellon Capital Markets, LLC, purchased on 06/30/11, repurchase proceeds at maturity $30,000,075 (Collateralized by $61,251,800, GNMA, 3.500% to 7.000%, due 05/20/23 to 05/20/41, value $30,600,948)	07/01/11	0.09	30,000,000
30,000,000	Goldman, Sachs & Co., purchased on 06/30/11, repurchase proceeds at maturity $30,000,017 (Collateralized by $112,600,768, GNMA 4.500% to 6.500%, due 07/15/31 to 06/15/41, value $30,600,000)	07/01/11	0.02	30,000,000
65,500,000	Total Repurchase Agreements			65,500,000

TIME DEPOSIT (18.25%)
$6,000,000	Canadian Imperial Bank of Commerce	07/01/11	0.02%	$6,000,000
6,000,000	Citibank, N.A.	07/01/11	0.07	6,000,000
6,000,000	National Bank of Canada	07/01/11	0.03	6,000,000
6,000,000	Royal Bank of Canada	07/01/11	0.02	6,000,000
24,000,000	Total Time Deposit			24,000,000

YANKEE CERTIFICATES OF DEPOSIT (31.94%)
$14,000,000	Bank of Montreal	07/05/11	0.11%	$14,000,000
14,000,000	Toronto-Dominion Bank	07/21/11	0.12	14,000,000
14,000,000	KBC Bank N.V.	07/29/11	0.32	14,001,847
42,000,000	Total Yankee Certificates of Deposit			42,001,847

	Total Investments (100.00%) (cost $131,501,847†)			131,501,847
	Liabilities in excess of cash and other assets (0.00%)			(1,418)
	Net Assets (100.00%)			$131,500,429

	Liquidity Class, 409 shares outstanding			$ 1.00
	Treasurer Class, 131,500,020 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

Key

GNMA	= Government National Mortgage Association

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1)
and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2011.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act.
Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of June 30, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$ 3,968,485,011	$ -0-
	Total.................................................................................		$ -0-	$ 3,968,485,011	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of June 30, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$ 820,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ................................		$ -0-	$ 249,352,854	$ -0-
	Total......................................................................................		$ -0-	$ 1,069,352,854	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of June 30, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$ 555,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	$ 655,693,827	$ -0-
	Total.................................................................................		$ -0-	$ 1,210,693,827	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of June 30, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .....................................		$ -0-	$ 414,819,387	$ -0-
	Total.................................................................................		$ -0-	$ 414,819,387	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund –RNT Natixis Liquid Prime Portfolio’s investments as of June 30, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$ 65,500,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$ 66,001,847	$ -0-
	Total.................................................................................		$ -0-	$ 131,501,847	$ -0-
	For the period ended June 30, 2011, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*     /s/ Christine Manna

                                                 Christine Manna, Secretary

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael Lydon

                   Michael P. Lydon, President

Date: August 16, 2011

By (Signature and Title)*     /s/ Joseph Jerkovich

                  Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 16, 2011

* Print the name and title of each signing officer under his or her signature.